Restructuring Related Activities	12 Months Ended
Dec. 31, 2012
Restructuring Charges [Abstract]
Restructuring and Related Activities Disclosure [Text Block]
RESTRUCTURING-RELATED ACTIVITIES
On an on-going basis, we monitor the dynamics of the economy, the healthcare industry, and the markets in which we compete; and we continue to assess opportunities for improved operational effectiveness and efficiency, and better alignment of expenses with revenues, while preserving our ability to make the investments in research and development projects, capital and our people that are essential to our long-term success. As a result of these assessments, we have undertaken various restructuring initiatives in order to enhance our growth potential and position us for long-term success. These initiatives are described below.
2011 Restructuring Plan
On July 26, 2011, our Board of Directors approved, and we committed to, a restructuring initiative (the 2011 Restructuring plan) designed to strengthen operational effectiveness and efficiencies, increase competitiveness and support new investments, thereby increasing shareholder value. Key activities under the plan include standardizing and automating certain processes and activities; relocating select administrative and functional activities; rationalizing organizational reporting structures; leveraging preferred vendors; and other efforts to eliminate inefficiency. Among these efforts, we are expanding our ability to deliver best-in-class global shared services for certain functions and divisions at several locations in emerging markets. This action is intended to enable us to grow our global commercial presence in key geographies and take advantage of many cost-reducing and productivity-enhancing opportunities. In addition, we are undertaking efforts to streamline various corporate functions, eliminate bureaucracy, increase productivity and better align corporate resources to our key business strategies. On January 25, 2013, our Board of Directors approved, and we committed to, an expansion of the 2011 restructuring program (the Expansion). The Expansion is intended to further strengthen our operational effectiveness and efficiencies and support new investments, which we expect to increase stockholder value. Activities under the 2011 Restructuring plan were initiated in the third quarter of 2011 and all activities, including those related to the Expansion, are expected to be substantially complete by the end of 2013.
We estimate that the 2011 Restructuring plan, including the Expansion, will result in total pre-tax charges of approximately $300 million to $355 million, and that approximately $270 million to $300 million of these charges will result in future cash outlays, of which we have made payments of $128 million to date. We have recorded related costs of $184 million since the inception of the plan, and are recording a portion of these expenses as restructuring charges and the remaining portion through other lines within our consolidated statements of operations.
The following provides a summary of our expected total costs associated with the plan by major type of cost:

Type of cost	Total estimated amount expected to be incurred
Restructuring charges:
Termination benefits	$185 million to $210 million
Other (1)	$70 million to $90 million
Restructuring-related expenses:
Other (2)	$45 million to $55 million
$300 million to $355 million

(1)	Includes primarily consulting fees, fixed asset write-offs and costs associated with contractual cancellations.

(2)	Comprised of other costs directly related to the 2011 Restructuring plan, including the Expansion, such as program management, accelerated depreciation, retention and infrastructure-related costs.
2010 Restructuring Plan
On February 6, 2010, our Board of Directors approved, and we committed to, a series of management changes and restructuring initiatives (the 2010 Restructuring plan) designed to focus our business, drive innovation, accelerate profitable revenue growth and increase both accountability and shareholder value. Key activities under the plan included the restructuring of certain of our businesses and corporate functions; the re-alignment of our international structure to reduce our administrative costs and invest in expansion opportunities including significant investments in emerging markets; and the re-prioritization and diversification of our product portfolio. Activities under the 2010 Restructuring plan were initiated in the first quarter of 2010 and were complete by the end of 2012.
The execution of the 2010 Restructuring plan resulted in total pre-tax charges of $160 million, and required cash outlays of $145 million, of which we have made payments of $144 million to date. We have recorded a portion of these expenses as restructuring charges and the remaining portion through other lines within our consolidated statements of operations.
The following provides a summary of our costs associated with the plan by major type of cost:

Type of cost	Total amount incurred
Restructuring charges:
Termination benefits	$90 million
Fixed asset write-offs	$11 million
Other (1)	$51 million
Restructuring-related expenses:
Other (2)	$8 million
$160 million

(1)	Includes primarily consulting fees and costs associated with contractual cancellations.

(2)	Comprised of other costs directly related to the 2010 Restructuring plan, including accelerated depreciation and infrastructure-related costs.
Plant Network Optimization Program
In January 2009, our Board of Directors approved, and we committed to, a Plant Network Optimization program, intended to simplify our manufacturing plant structure by transferring certain production lines among facilities and by closing certain other facilities. The program was a complement to our 2007 Restructuring plan and was intended to improve overall gross profit margins. Activities under the Plant Network Optimization program were initiated in the first quarter of 2009 and were substantially completed during 2012.
We expect that the execution of the Plant Network Optimization program will result in total pre-tax charges of approximately $132 million to $135 million, and that approximately $105 million to $110 million of these charges will result in cash outlays, of which we have made payments of $102 million to date. We have recorded related costs of $132 million since the inception of the plan, and have recorded a portion of these expenses as restructuring charges and the remaining portion through cost of products sold within our consolidated statements of operations.
The following provides a summary of our estimates of costs associated with the Plant Network Optimization program by major type of cost:

Type of cost	Total estimated amount expected to be incurred
Restructuring charges:
Termination benefits	$36 million

Restructuring-related expenses:
Accelerated depreciation	$22 million
Transfer costs (1)	$74 million to $77 million
$132 million to $135 million

(1)	Consists primarily of costs to transfer product lines among facilities, including costs of transfer teams, freight, idle facility and product line validations.
In aggregate, we recorded restructuring charges pursuant to our restructuring plans of $136 million during 2012, $89 million during 2011, and $116 million during 2010. In addition, we recorded expenses within other lines of our accompanying consolidated statements of operations related to our restructuring initiatives of $24 million during 2012, $40 million during 2011, and $53 million during 2010.
The following presents these costs by major type and line item within our accompanying consolidated statements of operations, as well as by program:

Year Ended December 31, 2012
(in millions)	Termination Benefits	Accelerated Depreciation	Transfer Costs	Fixed Asset Write-offs	Other	Total
Restructuring charges	$79			$14	$43	$136
Restructuring-related expenses:
Cost of products sold			$8			8
Selling, general and administrative expenses		$2			14	16
	—	2	8	—	14	24
	$79	$2	$8	$14	$57	$160

(in millions)	Termination Benefits	Accelerated Depreciation	Transfer Costs	Fixed Asset Write-offs	Other	Total
2011 Restructuring plan	$78	$2		$14	$55	$149
2010 Restructuring plan	1				2	3
Plant Network Optimization program			$8			8
	$79	$2	$8	$14	$57	$160

Year Ended December 31, 2011
(in millions)	Termination Benefits	Accelerated Depreciation	Transfer Costs	Fixed Asset Write-offs	Other	Total
Restructuring charges	$55				$34	$89
Restructuring-related expenses:
Cost of products sold		$9	$27			36
Selling, general and administrative expenses					4	4
	—	9	27	—	4	40
	$55	$9	$27	$—	$38	$129

(in millions)	Termination Benefits	Accelerated Depreciation	Transfer Costs	Fixed Asset Write-offs	Other	Total
2011 Restructuring plan	$21				$14	$35
2010 Restructuring plan	24	$1			24	49
Plant Network Optimization program	10	8	$27			45
	$55	$9	$27	$—	$38	$129

Year Ended December 31, 2010
(in millions)	Termination Benefits	Accelerated Depreciation	Transfer Costs	Fixed Asset Write-offs	Other	Total
Restructuring charges	$70			$11	$35	$116
Restructuring-related expenses:
Cost of products sold		$7	$41			48
Selling, general and administrative expenses					5	5
		7	41		5	53
	$70	$7	$41	$11	$40	$169

(in millions)	Termination Benefits	Accelerated Depreciation	Transfer Costs	Fixed Asset Write-offs	Other	Total
2010 Restructuring plan	$66			$11	$33	$110
Plant Network Optimization program	4	$7	$28			39
2007 Restructuring plan			13		7	20
	$70	$7	$41	$11	$40	$169

Termination benefits represent amounts incurred pursuant to our on-going benefit arrangements and amounts for “one-time” involuntary termination benefits, and have been recorded in accordance with ASC Topic 712, Compensation – Non-retirement Postemployment Benefits and ASC Topic 420, Exit or Disposal Cost Obligations. We expect to record additional termination benefits related to our restructuring initiatives in 2013 when we identify with more specificity the job classifications, functions and locations of the remaining head count to be eliminated. Other restructuring costs, which represent primarily consulting fees, are being recorded as incurred in accordance with ASC Topic 420. Accelerated depreciation is being recorded over the adjusted remaining useful life of the related assets, and production line transfer costs are being recorded as incurred.
We have incurred cumulative restructuring charges related to our 2011 Restructuring plan, 2010 Restructuring plan and Plant Network Optimization program of $355 million and restructuring-related costs of $125 million since we committed to each plan. The following presents these costs by major type and by plan:

(in millions)	2011 Restructuring plan	2010 Restructuring plan	Plant Network Optimization	Total
Termination benefits	$99	$90	$36	$225
Fixed asset write-offs	14	11		25
Other	54	51		105
Total restructuring charges	167	152	36	355
Accelerated depreciation	2		22	24
Transfer costs			74	74
Other	15	8		23
Restructuring-related expenses	17	8	96	121
	$184	$160	$132	$476

We made cash payments of $149 million in 2012 associated with restructuring initiatives pursuant to these plans, and have made total cash payments of $375 million related to our 2011 Restructuring plan, 2010 Restructuring plan and Plant Network Optimization program since committing to each plan. Each of these payments was made using cash generated from operations, and are comprised of the following:

(in millions)	2011 Restructuring plan	2010 Restructuring plan	Plant Network Optimization	Total
Year Ended December 31, 2012
Termination benefits	$60	$4	$24	$88
Transfer costs			8	8
Other	53			53
	$113	$4	$32	$149

Program to Date
Termination benefits	$63	$89	$29	$181
Transfer costs			73	73
Other	65	56		121
	$128	$145	$102	$375
We also made cash payments of $5 million during 2012 associated with our 2007 Restructuring plan and have made total cash payments of approximately $375 million related to the 2007 Restructuring plan since committing to the plan in the fourth quarter of 2007.
Our restructuring liability is primarily comprised of accruals for termination benefits. The following is a rollforward of the termination benefit liability associated with our 2011 Restructuring plan, 2010 Restructuring plan and Plant Network Optimization program, since the inception of the respective plan, which is reported as a component of accrued expenses included in our accompanying consolidated balance sheets:

	Restructuring Plan Termination Benefits
			Plant Network
(in millions)	2011	2010	Optimization	Total
Accrued as of December 31, 2009			$22	$22
Charges		$66	4	70
Cash payments		(45)		(45)
Accrued as of December 31, 2010		21	26	47
Charges	$21	24	10	55
Cash payments	(3)	(39)	(3)	(45)
Accrued as of December 31, 2011	18	6	33	57
Charges	78	1	—	79
Cash payments	(60)	(4)	(24)	(88)
Accrued as of December 31, 2012	$36	$3	$9	$48

In addition to our accrual for termination benefits, we had a $5 million liability as of December 31, 2012 and a $3 million liability as of December 31, 2011 for other restructuring-related items.